LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases
LEASES

NOTE 15 —LEASES

The Company has operating leases for its office spaces, one F&B store in South Korea and two F&B stores in Singapore. In the second quarter of 2024, the Company ceased its operations of F&BPLQ and recorded a gain on termination of the operating lease of $248, which is included in other income on the Company’s Statement of Operations for the nine months ended September 30, 2024.

The related lease agreements do not contain any material residual value guarantees or material restrictive covenants. Since the Company’s leases do not provide an implicit rate that can be readily determined, management uses a discount rate based on the incremental borrowing rate. The Company’s weighted-average remaining lease term relating to its operating leases is 1.92 years, with a weighted-average discount rate of 3.78%.

The Company has also utilized the following practical expedients:

●	Short-term leases – for leases that are for a period of 12 months or less, the Company will not apply the recognition requirements of ASC 842.

●	For leases that contain related non-lease components, such as maintenance, the Company will account for these payments as a single lease component.

The current portion of operating lease liabilities and the non-current portion of operating lease liabilities are presented on the balance sheets. Total lease expenses amounted to $117,806 and $126,042, which were included in general and administrative expenses in the statements of operations for the three months ended September 30, 2024 and 2023, respectively. Total lease expenses amounted to $377,945 and $382,080, which were included in general and administrative expenses in the statements of operations for the nine months ended September 30, 2024 and 2023, respectively. Total cash paid for operating leases amounted to $134,884 and $139,044 for the three months ended September 30, 2024 and 2023, respectively. Total cash paid for operating leases amounted to $391,884 and $425,951 for the nine months ended September 30, 2024 and 2023, respectively. In addition, the Company leases certain equipment on a short-term (12 months or less) basis. Total short-term lease expense of $6,881 and $20,237 is included in general and administrative expenses for the three months ended September 30, 2024 and 2023, respectively. Total short-term lease expense of $17,200 and $22,585 is included in general and administrative expenses for the nine months ended September 30, 2024 and 2023, respectively. Supplemental balance sheet information related to operating leases was as follows:

	September 30, 2024	December 31, 2023

Right-of-use assets	$711,458	$598,508

Lease liabilities - current	$438,011	$429,687
Lease liabilities - non-current	286,759	182,380
Total lease liabilities	$724,770	$612,067

As of September 30, 2024, the aggregate future minimum rental payments under non-cancelable agreements are as follows:

Maturity of Lease Liabilities	Total

12 months ending September 30, 2025	$456,321
12 months ending September 30, 2026	187,707
12 months ending September 30, 2027	106,436
Total undiscounted lease payments	$750,464
Less: Imputed interest	(25,694)
Present value of lease liabilities	$724,770
Operating lease liabilities - Current	438,011
Operating lease liabilities - Non-current	$286,759

Note 14. Leases

The Company has operating leases for its office spaces in South Korea and two F&B stores in Singapore. The related lease agreements do not contain any material residual value guarantees or material restrictive covenants. Since the Company’s leases do not provide an implicit rate that can be readily determined, management uses a discount rate based on the incremental borrowing rate. The Company’s weighted-average remaining lease term relating to its operating leases is 1.43 years, with a weighted-average discount rate is 3.85%.

The Company has also utilized the following practical expedients:

●	Short-term leases – for leases that are for a period of 12 months or less, the Company will not apply the recognition requirements of ASC 842.
●	For leases that contain related non-lease components, such as maintenance, the Company will account for these payments as a single lease component.

The current portion of operating lease liabilities and the non-current portion of operating lease liabilities are presented on the balance sheets. Total lease expenses amounted to $509,340 and $356,556 which were included in general and administrative expenses in the statements of operations for the years ended December 31, 2023 and 2022, respectively. Total cash paid for operating leases amounted to $580,580 and $355,746 for the years ended December 31, 2023 and 2022, respectively. In addition, the Company leases certain equipment on a short-term (12 months or less) basis. Total short-term lease expense of $14,348 and $11,034 is included in general and administrative expenses for the years ended December 31, 2023 and 2022, respectively. Supplemental balance sheet information related to operating leases was as follows:

December 31, 2023

Right-of-use assets	$598,508

Lease liabilities - current	$429,687
Lease liabilities - non-current	182,380
Total lease liabilities	$612,067

As of December 31, 2023, the aggregate future minimum rental payments under non-cancelable agreement are as follows:

Maturity of Lease Liabilities	Total

12 months ended December 31, 2024	$446,002
12 months ended December 31, 2025	185,540
Total undiscounted lease payments	631,542
Less: Imputed interest	(19,475)
Present value of lease liabilities	612,067
Operating lease liabilities - Current	429,687
Operating lease liabilities - Non-current	$182,380